Merger - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Business Acquisition [Line Items]
Assets	$ 9,033,535	$ 11,048,862	$ 11,103,403
Total leasing revenues:	383,040	371,285
Operating income	226,718	$ 199,669
TCF VIII Distribution
Business Acquisition [Line Items]
Assets	1,800,000
Long-term debt	1,300,000
Stockholders' equity, average amount outstanding	500,000
Total leasing revenues:	76,700
Operating income	$ 30,100